[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

February 20, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Amplify ETF Trust
File Nos.: 333-207937; 811-23108

Ladies and Gentlemen:

On behalf of the Amplify ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Amplify Bloomberg U.S. Treasury 12% Premium Income ETF (formerly Amplify Bloomberg U.S. Treasury Target High Income ETF), does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 354, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 19, 2025.

If you have any questions or comments, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney